Equity Incentive Plans - Summary of Stock Option Outstanding and Changes under the Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Service Period Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Outstanding Beginning Balance	1,082,740	1,095,412
Shares, Granted	255,585
Shares, Exercised	0	(7,953)
Shares, Forfeited	(741)	(4,719)
Shares, Outstanding Ending Balance	2,018,337	1,082,740
Shares, Modified from Performance Based Options to Service Period Stock Options	680,753
Exercisable at end of period, shares	1,064,565
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 6.91	$ 6.82
Weighted Average Exercise Price, Granted	$ 15.00
Weighted Average Exercise Price, Modified from Performance Based Options to Service Period Stock Options	$ 7.10
Weighted Average Exercise Price, Exercised		$ 6.28
Weighted Average Exercise Price, Forfeited	$ 6.27	$ 6.72
Weighted Average Exercise Price, Outstanding Ending Balance	$ 7.91	$ 6.91
Weighted Average Exercise Price, Exercisable	$ 6.81
Average Remaining Contractual Term, Outstanding	5 years 9 months 18 days
Average Remaining Contractual Term, Exercisable	4 years 6 months
Aggregate Intrinsic Value, Outstanding	$ 18,391,809
Aggregate Intrinsic Value, Exercisable	10,914,048
Performance Based Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Outstanding Beginning Balance	680,753	674,942
Shares, Granted	255,585	11,094
Shares, Modified from Exit Event Options to Performance Based Options	657,693
Shares, Forfeited		(5,283)
Shares, Outstanding Ending Balance	913,278	680,753
Shares, Modified from Performance Based Options to Service Period Stock Options	680,753
Exercisable at end of period, shares	0	0	0
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 7.10	$ 7.10
Weighted Average Exercise Price, Granted	$ 15.00	$ 7.10
Weighted Average Exercise Price, Modified from Exit Event Options to Performance Based Options	$ 7.10
Weighted Average Exercise Price, Modified from Performance Based Options to Service Period Stock Options	$ 7.10
Weighted Average Exercise Price, Forfeited		$ 7.10
Weighted Average Exercise Price, Outstanding Ending Balance	$ 9.31	$ 7.10
Average Remaining Contractual Term, Outstanding	7 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	$ 7,078,163
Exit Event Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Outstanding Beginning Balance	876,924	873,508
Shares, Granted		5,177
Shares, Modified from Exit Event Options to Performance Based Options	(657,693)
Shares, Forfeited		(1,761)
Shares, Outstanding Ending Balance		876,924
Exercisable at end of period, shares		0	0
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 7.10	$ 7.10
Weighted Average Exercise Price, Granted		$ 7.10
Weighted Average Exercise Price, Modified from Exit Event Options to Performance Based Options	$ 7.10
Weighted Average Exercise Price, Forfeited		$ 7.10
Weighted Average Exercise Price, Outstanding Ending Balance		$ 7.10
Average Remaining Contractual Term, Outstanding	0 years
Number of Options, Cancelled	(219,231)
Weighted Average Exercise Price, Cancelled	$ 7.10